Interim Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Stockholders' Equity [Abstract]
Issuance expenses	$ 3,126	$ 1,382